CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest in Subsidiaries
Balance at the beginning of the period (in shares) at Dec. 31, 2020		107
Balance at the beginning of the period at Dec. 31, 2020	$ 624	$ 0	$ 1,330	$ (383)	$ (329)	$ 6
Increase (Decrease) in Stockholders' Equity
Net income	(20)			(21)		1
Other comprehensive (loss) income, net of tax	(7)				(7)
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	1		1
Balance at the end of the period (in shares) at Mar. 31, 2021		107
Balance at the end of the period at Mar. 31, 2021	597	$ 0	1,331	(404)	(336)	6
Balance at the beginning of the period (in shares) at Dec. 31, 2020		107
Balance at the beginning of the period at Dec. 31, 2020	624	$ 0	1,330	(383)	(329)	6
Increase (Decrease) in Stockholders' Equity
Net income	(42)
Other comprehensive (loss) income, net of tax	5
Balance at the end of the period (in shares) at Jun. 30, 2021		107
Balance at the end of the period at Jun. 30, 2021	588	$ 0	1,333	(427)	(324)	6
Balance at the beginning of the period (in shares) at Mar. 31, 2021		107
Balance at the beginning of the period at Mar. 31, 2021	597	$ 0	1,331	(404)	(336)	6
Increase (Decrease) in Stockholders' Equity
Net income	(22)			(23)		1
Other comprehensive (loss) income, net of tax	12				12
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	2		2
Balance at the end of the period (in shares) at Jun. 30, 2021		107
Balance at the end of the period at Jun. 30, 2021	588	$ 0	1,333	(427)	(324)	6
Balance at the beginning of the period (in shares) at Dec. 31, 2021		107
Balance at the beginning of the period at Dec. 31, 2021	568	$ 0	1,337	(460)	(314)	5
Increase (Decrease) in Stockholders' Equity
Net income	(2)			(3)		1
Other comprehensive (loss) income, net of tax	(20)				(20)
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	1		1
Balance at the end of the period (in shares) at Mar. 31, 2022		107
Balance at the end of the period at Mar. 31, 2022	546	$ 0	1,338	(463)	(334)	5
Balance at the beginning of the period (in shares) at Dec. 31, 2021		107
Balance at the beginning of the period at Dec. 31, 2021	568	$ 0	1,337	(460)	(314)	5
Increase (Decrease) in Stockholders' Equity
Net income	93
Other comprehensive (loss) income, net of tax	(84)
Balance at the end of the period (in shares) at Jun. 30, 2022		107
Balance at the end of the period at Jun. 30, 2022	577	$ 0	1,340	(370)	(398)	5
Balance at the beginning of the period (in shares) at Mar. 31, 2022		107
Balance at the beginning of the period at Mar. 31, 2022	546	$ 0	1,338	(463)	(334)	5
Increase (Decrease) in Stockholders' Equity
Net income	95			93		2
Other comprehensive (loss) income, net of tax	(64)				(64)
Dividends paid to noncontrolling interests	(2)					(2)
Activity related to stock plans	2		2
Balance at the end of the period (in shares) at Jun. 30, 2022		107
Balance at the end of the period at Jun. 30, 2022	$ 577	$ 0	$ 1,340	$ (370)	$ (398)	$ 5